OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ASSETS
Schedule of other current assets

	As at	As at
	December 31,	December 31,
	2021	2020
Federal, provincial and other sales taxes receivable	$81,450	$67,666
Prepaid expenses	90,681	72,502
Other receivables	24,594	17,299
Other	2,121	1,745
Total other current assets	$198,846	$159,212

Schedule of other non-current assets

	As at	As at
	December 31,	December 31,
	2021	2020
Non-current ore in stockpiles and on leach pads	$274,576	$198,044
Non-current prepaid expenses	27,481	26,945
Non-current loans receivable	37,942	21,247
Non-current other receivables	10,098	8,238
Other	3,101	4,780
Total other assets	$353,198	$259,254